GOODWILL AND INTANGIBLE ASSETS WITH DEFINITE LIVES - Amortization of intangible assets with definite lives (Details) - Vimeo Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
2021	$ 5,582
2022	3,823
2023	1,449
Total	$ 10,854	$ 25,598